Leases - Details of Lease liabilities (Detail) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022 [1]
Lease liabilities [abstract]
Lease liabilities – current	€ 2,851	€ 2,604	[1]	€ 2,159
Lease liabilities – non-current	13,352	12,798	[1]	€ 12,403
Total	€ 16,203	€ 15,402

[1]	See Note 2.2 for details regarding the restatement as a result of a correction of deferred tax liabilities